Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

As a provider of industrial stainless steel piping products and production services with extensive distribution facilities and networks across over twenty (20) provinces in China, as well as exports to twenty (20) countries and regions globally, we recognize the importance of developing, implementing, and maintaining appropriate and adequate administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data. Given the critical industries we serve, including automotive, oil and gas, and electric energy, our cybersecurity measures are designed to ensure the uninterrupted operation of our systems and the security of sensitive data critical to these industries. Therefore, we have developed and maintain a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation, and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein:

●	We established the Cyber Security and Confidentiality Committee and the Network Information Center (the “NIC”), and implemented a work responsibility system and accountability system;

●	As the weak current rooms of the NIC and various networking departments are key departments of the computer information network, they must be managed by dedicated personnel;

●	The NIC is responsible for i) technical parameters of various equipment; and ii) the planning, construction, application development, operation and maintenance, and user management of the Company’s LAN.

Cybersecurity Risk Management Processes Integrated [Text Block]

As a provider of industrial stainless steel piping products and production services with extensive distribution facilities and networks across over twenty (20) provinces in China, as well as exports to twenty (20) countries and regions globally, we recognize the importance of developing, implementing, and maintaining appropriate and adequate administrative and technical measures to safeguard our information management security systems and protect the confidentiality, integrity, and availability of data. Given the critical industries we serve, including automotive, oil and gas, and electric energy, our cybersecurity measures are designed to ensure the uninterrupted operation of our systems and the security of sensitive data critical to these industries. Therefore, we have developed and maintain a comprehensive cybersecurity risk management program that focuses on monitoring, risk mitigation, and risk response, in order to ensure the security and safety of our computer systems, networks, cloud services, software, and all data stored therein:

●	We established the Cyber Security and Confidentiality Committee and the Network Information Center (the “NIC”), and implemented a work responsibility system and accountability system;

●	As the weak current rooms of the NIC and various networking departments are key departments of the computer information network, they must be managed by dedicated personnel;

●	The NIC is responsible for i) technical parameters of various equipment; and ii) the planning, construction, application development, operation and maintenance, and user management of the Company’s LAN.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	We established the Cyber Security and Confidentiality Committee and the Network Information Center (the “NIC”), and implemented a work responsibility system and accountability system
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The NIC is responsible for i) technical parameters of various equipment; and ii) the planning, construction, application development, operation and maintenance, and user management of the Company’s LAN.